         As filed with the Securities and Exchange Commission on August 16, 2002
                                            Registration Nos. 33-30913, 811-5899


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ---- [_]


                       Post-Effective Amendment No. 34 [X]


                          REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940[X]


                              Amendment No. 36 [X]


                        (Check appropriate box or boxes)

                             The Munder Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)
                                    Copy to:

                                Jane Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                              Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.


It is proposed that this filing will become effective: (check appropriate box)
            _____ Immediately upon filing pursuant to paragraph (b)
            _____ On __________ pursuant to paragraph (b)
              X   60 days after filing pursuant to paragraph (a)(1)
            -----
            _____ On _____________ pursuant to paragraph (a)(1)
            _____ 75 days after filing pursuant to paragraph (a)(2)
            _____ On pursuant to paragraph (a)(2) of Rule 485.



If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             THE MUNDER FUNDS TRUST

     The purpose of this Post-Effective Amendment filing is to add two new classes of shares to the Munder Cash Investment Fund of The Munder Funds Trust (the "Trust"), specifically Class B and Class C shares.

     Part A: INFORMATION REQUIRED IN PROSPECTUS:

     The supplement provides information required by Form N-1A with respect to the addition of Class B and Class C shares for the Munder Cash Investment Fund, an existing portfolio of the Trust to the Class A, B and C shares prospectus for The Munder Money Market Funds consisting of the Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund.

     The Prospectus for the Class A, B and C shares prospectus for The Munder Money Market Funds consisting of the Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund is incorporated herein by reference to Post--Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A filed with the Commission on October 30, 2001 (Accession # 00009401080-01-500502) with respect to all items required by Form N-1A.

     Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

     The supplement provides information with respect to the addition of Class B and Class C shares of the Munder Cash Investment Fund to the Statement of Additional Information for The Munder Funds.

     The Statement of Additional Information for the Munder Funds is incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Commission on October 30, 2001. (Accession # 00009401080-01-500502) with respect to all items required by Form N-1A.

                                The Munder Funds
                        Supplement Dated October 15, 2002
                      to Prospectus Dated October 31, 2001
                           Class A, B and C Shares of:

             Munder Cash Investment Fund, Munder Money Market Fund,
    Munder Tax-Free Money Market Fund, Munder U.S. Treasury Money Market Fund


Effective immediately, the Munder Cash Investment Fund will begin offering Class B and Class C shares. This supplement should be read in conjunction with the prospectus. The prospectus contains all other information for the Cash Investment Fund. Please retain this supplement for future reference.

                               RISK/RETURN SUMMARY

Performance - Cash Investment Fund

The section entitled RISK/RETURN SUMMARY-Performance located on page 3 of the prospectus is hereby deleted and replaced with the following:

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns over different calendar periods.

The annual returns in the bar chart are for the Fund's Class A shares. Although the Class B and Class C shares have not yet commenced operations, performance of the Class B and Class C shares, net of any applicable distribution fees and/or service fees and contingent deferred sales charges ("CDSC"), would have been similar for the periods shown, because the shares would have been invested in the same portfolio of securities and would have had the same portfolio management. Because of different fees and expenses for each class, performance of each class will differ. Please see the section entitled "Fees and Expenses."

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Cash Investment Fund Class A
Total Return (%)

(per calendar year)

1993     2.71
1994     3.55
1995     5.32
1996     4.76
1997     4.93
1998     4.93
1999     4.57
2000     5.77
2001     3.56

Year-to-date through June 30, 2002: 0.72%

Best Quarter:              Q3  2000      1.50%
Worst Quarter:             Q4  2001      0.48%

     Average Annual Total Return
     (for the periods ended December 31, 2001)


                                                                       1 Year      5 Years          Since
                                                                          %           %          Inception %
     Class A .........................................................  3.56         4.76           4.44/(1)/
     Class B/(2)/ ....................................................   N/A          N/A            N/A
     Class C/(2)/ ....................................................   N/A          N/A            N/A
     (1) The inception date for Class A shares is 12/1/92.
     (2) The Class B and Class C shares had not yet commenced operations as of the date of this prospectus.


You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

Fees and Expenses - Cash Investment Fund

The section entitled RISK/RETURN SUMMARY-Fees and Expenses-Cash Investment Fund located on page 4 of the prospectus is hereby deleted and replaced with the following:

Fees and Expenses - Cash Investment Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note the following information does not include fees that institutions may charge for services they provide to you.

                                                                                         Class A     Class B     Class C
  Shareholder Fees (fees paid directly from your investment)                              Shares      Shares      Shares
                                                                                        ----------- ----------- -----------
  Maximum Sales Charge (Load) Imposed on Purchases (as a % of
    offering price) ...................................................................... None        None        None
  Maximum Deferred Sales Charge (Load) (as a % of the lesser of
    original purchase price or redemption proceeds) ...................................... None         5%/(a)/     1%/(b)/
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends ............................ None        None        None
  Redemption Fees ........................................................................ None        None        None
  Exchange Fees .......................................................................... None        None        None

                                                                                          Class A     Class B     Class C
  Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of      Shares      Shares      Shares
  net assets                                                                                %          %/(c)/      %/(c)/
                                                                                        ----------- ----------- -----------
  Management Fees .......................................................................  0.35        0.35        0.35
  Distribution and/or Service (12b-1) Fees ..............................................  0.25        1.00        1.00
  Other Expenses ........................................................................  0.21        0.21        0.21
                                                                                           ----        ----        ----
  Total Annual Fund Operating Expenses ..................................................  0.81        1.56        1.56
                                                                                           ====        ====        ====
   ------------------------------------------------------------------------------------------------------------------------

(a) A CDSC is a one-time fee charged at the time of redemption. The CDSC payable upon redemption of Class B shares declines over time.
(b) The CDSC applies to redemptions of Class C shares within one year of purchase.
(c) Other Expenses and Total Annual Fund Operating Expenses for Class B and Class C Shares are based on the expenses for Class A Shares during the prior fiscal year.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       Class A           Class B           Class B          Class C           Class C
                                       Shares            Shares*           Shares**         Shares*           Shares**
                                       ------            -------           --------         -------           --------
1 Year ............................... $83               $659              $159             $259              $159
3 Years .............................. $259              $793              $493             $493              $493
5 Years .............................. $450              $1,050            $850             $850              $850
10 Years ............................. $1,002            $1,653***         $1,653***        $1,856            $1,856
-----------------------------------------------------------------------------------------------------------------------

*Assumes you sold your shares at the end of the time period.
**Assumes you stayed in the Fund.
***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

                                 YOUR INVESTMENT

The second paragraph of the section entitled YOUR INVESTMENT-Purchasing Shares-Purchase Price of Shares located on page 17 of the prospectus is hereby deleted and replaced with the following:

     Class B and Class C shares of the Money Market Fund and the Cash Investment Fund are sold at the NAV next determined after a purchase order is received in proper form.

The second paragraph and first bullet point of the section entitled YOUR INVESTMENT-Purchasing Shares-Methods for Purchasing Shares located on page 17 of the prospectus are hereby deleted and replaced with the following:

     You may purchase Class A, B or C shares of the Cash Investment Fund and Class A shares of the Tax-Free Money Market Fund and U.S. Treasury Money Market Fund:

     . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers or financial advisors may charge you fees for their services.

The second, third and fifth bullet point of the section entitled YOUR INVESTMENT-Exchanging Shares-Policies for Exchanging Shares located on page 18 of the prospectus are hereby deleted and replaced with the following, respectively:

     . You may exchange Class C shares of the Money Market Fund or the Cash Investment Fund for Class C or Class II shares of other Munder Funds, based on their relative NAVs.

     . You may exchange Class A shares of the Tax-Free Money Market Fund and U.S. Treasury Money Market Fund for Class A, Class B or Class C shares of other Munder Funds, based on their relative NAVs.

     . Class B and C shares of the Money Market Fund and the Cash Investment Fund will continue to age from the date of original purchase and will retain the same CDSC rate as they had before the exchange.

                            DISTRIBUTION ARRANGEMENTS

The first paragraph of the section entitled DISTRIBUTION ARRANGEMENTS-Share Class Selection located on page 22 of the prospectus is hereby deleted and replaced with the following:

     The Money Market Fund and Cash Investment Fund offer Class A, Class B and Class C shares through/by this prospectus. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

The first bullet point of the section entitled DISTRIBUTION ARRANGEMENTS-Share Class Selection-Class A Shares located on page 22 of the prospectus is hereby deleted and replaced with the following:

     . Although there is no front end sales charge on the Money Market Fund or the Cash Investment Fund, other Munder Funds offering Class A shares are subject to such charges. There are several ways to reduce these charges.

The fourth bullet point of the section entitled DISTRIBUTION ARRANGEMENTS-Share Class Selection-Class B Shares located on page 22 of the prospectus is hereby deleted and replaced with the following:

     . Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of the Money Market Fund before November 8, 2000 or if you acquired Class B shares of the Money Market Fund or Cash Investment Fund by exchanging shares of another Munder Fund that you purchased before November 8, 2000, your shares will convert automatically six years after the date of the original purchase.

The section entitled DISTRIBUTION ARRANGEMENTS-CDSC located on pages 22 and 23 of the prospectus is hereby deleted, except for the last two paragraphs of that section, and replaced with the following:

     You pay a CDSC when you redeem:

     . Class A shares of the Money Market Fund acquired through the exchange of Class A shares of another Munder Fund as part of an investment of $500,000 or more within one year of redemption;

     . Class B shares of the Money Market Fund or the Cash Investment Fund within six years of buying them; and

     . Class C shares of the Money Market Fund or the Cash Investment Fund within one year of buying them.

     These time periods include the time you held the shares you exchanged to acquire shares of the Money Market Fund or the Cash Investment Fund.

     The CDSC for Class C shares, if applicable, is 1.00%.

     The CDSC schedule for Class B shares of the Money Market Fund and the Cash Investment Fund is set forth below. The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.


     Years Since Purchase                                 CDSC
     --------------------                                 ----

     First .............................................  5.00%
     Second ............................................  4.00%
     Third .............................................  3.00%
     Fourth ............................................  3.00%
     Fifth .............................................  2.00%
     Sixth .............................................  1.00%
     Seventh and thereafter ............................  0.00%

The first paragraph of the section entitled DISTRIBUTION ARRANGEMENTS-CDSC-CDSC Waivers located on page 23 of the prospectus is hereby deleted and replaced with the following:

     We will waive the CDSC payable upon redemption of Class B shares of the Money Market Fund and the Cash Investment Fund that you purchased for:

The last sentence of the section entitled DISTRIBUTION ARRANGEMENTS-Rule 12b-1 Fees located on page 23 of the prospectus is hereby deleted and replaced with the following:

     The Money Market Fund and the Cash Investment Fund may also pay up to 0.75% of the daily net assets of the Class B and Class C shares to finance activities relating to the distribution of their shares.

                              FINANCIAL HIGHLIGHTS

The set of financial highlights under the first paragraph of the section entitled FINANCIAL HIGHLIGHTS located on page 28 of the prospectus is hereby deleted and replaced with the following:

                                                                             Cash Investment Fund(s)
                                               -------------------------------------------------------------------------------------
                                                 Period
                                                 Ended           Year           Year          Year         Year         Year
                                                 12/31/01        Ended          Ended         Ended        Ended        Ended
                                                 Class A         6/30/01        6/30/00       6/30/99      6/30/98      6/30/97
                                                (unaudited)      Class A        Class A       Class A      Class A      Class A
                                               -----------       -------        -------       -------      -------      -------
Net asset value, beginning of period.......      $  1.00        $   1.00       $   1.00      $  1.00      $   1.00      $  1.00
                                                 -------        --------       --------      -------      --------      -------

Income from investment operations:
Net investment income......................         0.012          0.052          0.050        0.045         0.049        0.047
                                                 --------       --------       --------     --------      --------      -------

Total from investment operations...........         0.012          0.052          0.050        0.045         0.049        0.047
                                                 --------       --------       --------     --------      --------      -------

Less distributions:
Dividends from net investment income.......        (0.012)        (0.052)        (0.050)      (0.045)       (0.049)      (0.047)
                                                 --------       --------       --------     --------      --------      -------

Total distributions........................        (0.012)        (0.052)        (0.050)      (0.045)       (0.049)      (0.047)
                                                 --------       --------       --------     --------      --------      -------

Net asset value, end of period.............      $  1.00        $   1.00       $   1.00     $   1.00      $   1.00      $  1.00
                                                 ========       ========       ========     =======       ========      =======

Total Return (b)...........................         1.25%           5.36%          5.13%        4.58%         5.04%        4.80%
                                                 ========       ========       ========     =======       ========      =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......      $123,615       $117,222       $122,693     $135,705      $133,663      $96,192
Ratio of operating expenses to average
net assets.................................         0.81%(c)        0.81%          0.80%        0.78%         0.76%        0.80%

Ratio of net investment income to average
net assets.................................         2.47%(c)        5.20%          5.01%        4.48%         4.92%        4.71%

Ratio of operating expenses to average net
assets without expense reimbursed..........         0.81%(c)        0.81%          0.80%        0.78%         0.76%        0.80%

--------------------------------------------------------------------------------
(a) The Munder Cash Investment Fund Class A Shares commenced operations on December 1, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                                The Munder Funds
                        Supplement Dated October 15, 2002
          To Statement of Additional Information Dated October 31, 2001

 Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Future Technology Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Large-Cap Growth
 Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power
  Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets
Fund, Munder Framlington Healthcare Fund, Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund,
 Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash
Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and
                     Munder U.S. Treasury Money Market Fund

The last paragraph of the section entitled INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS-Distribution and Services Arrangements - Class A, Class B, Class C, Class II and Class K Shares located on page 39 of the statement of additional information is hereby deleted and replaced with the following:

     The fees paid to the Distributor pursuant to the Plan for the Class A, Class B, Class C and Class II shares are set forth in the tables below. Fee information is not provided for the Class B and Class C shares of the Cash Investment Fund because, as of the date of this statement of additional information, Class B and Class C shares had not yet commenced operations.

The following footnote (1) should be added to "Cash Investment Fund" on the table in the section entitled PERFORMANCE INFORMATION-Yield of the Money Market Funds located on page 53 of the statement of additional information:

     (1) The Class B and Class C shares had not yet commenced operations as of the date of this Statement of Additional Information.

The sixth sentence of the section entitled ADDITIONAL INFORMATION CONCERNING SHARES located on page 66 of the statement of additional information is hereby deleted and replaced with the following:

     The shares of each Fund (other than the Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares.

The eighth sentence of the section entitled ADDITIONAL INFORMATION CONCERNING SHARES located on page 66 of the statement of additional information is hereby deleted and replaced with the following:

     The Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class A shares, Class K shares and Class Y shares.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

(a) (1) Declaration of Trust of the Registrant, dated August 30, 1989, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

     (2) Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 21, 1989.

     (3) Amendment No. 2 to Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 22, 1990.

     (4) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1995.

     (5) Certificate of Classification of Shares, dated August 30, 1991, pertaining to Class D shares; Class E shares; Class F shares; Class G shares; Class H shares; and Class I shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

     (6) Certificate of Classification of Shares pertaining to Class A-1 shares and Class A-2 shares; Class B-1 shares and Class B-2 shares; Class C-1 shares and Class C-2 shares; Class D-1 shares and Class D-2 shares; Class E-1 shares and Class E-2 shares; Class F-1 shares and Class F-2 shares; Class G-1 shares and Class G-2 shares; Class H-1 shares and Class H-2 shares; Class I-1 shares and Class I-2 shares; Class J shares; Class J-1 shares; and Class J-2 shares; and Class K shares; Class K-1 shares and Class K-2 shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

     (7) Certificate of Classification of Shares pertaining to Class L shares, Class L-1 shares and Class L-2 shares is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1993.

     (8) Certificate of Classification of Shares pertaining to Class M shares, Class M-1 shares and Class M-2 shares is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 1993.

     (9) Certificate of Classification of Shares pertaining to Class N shares, Class N-1 shares and Class N-2 shares is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1993.

     (10) Certificate of Classification of Shares pertaining to Class O shares, Class O-1 shares and Class O-2 shares; Class P shares, Class P-1 shares and Class P-2 shares is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1994.

     (11) Certificate of Classification of Shares pertaining to Class A-3 shares; Class D-3 shares; Class E-3 shares; Class G-3 shares; Class H-3 shares; Class I-3 shares; Class J-3 shares; Class K-3 shares; Class L-3 shares; Class M-3 shares; Class N-3 shares; Class O shares; Class O-1 shares; Class O-2 shares; Class O-3 shares; Class P shares; Class P-1 shares; Class P-2 shares and Class P-3 shares is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

     (12) Certificate of Classification of Shares pertaining to Class D-4 shares, E-4 shares, F-4 shares, G-4 shares, H-4 shares, I-4 shares, K-4 shares, L-4 shares, M-4 shares, N-4 shares, O-4 shares and P-4 shares is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1995.

     (13) Certificate of Classification of Shares pertaining to Class F-3 for the Index Fund Class B shares is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (14) Form of Certificate of Classification of Shares pertaining to Class A-3 and Class A-4 for the Cash Investment Fund Class B shares and Class C shares is filed herein.

(b)  Amended and Restated By-Laws dated May 21, 2002 is filed herein.

(c)  Not Applicable.


(d) (1) Amended and Restated Investment Advisor Agreement, dated May 15, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Munder Capital Management is filed herein.

     (2) Amended and Restated Investment Advisory Agreement, dated May 15, 2001, among Registrant, St. Clair Funds, Inc. and World Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

     (3) Amendment to Investment Advisory Agreement, dated October 15, 2001, among Registrant, St. Clair Funds, Inc. and World Asset Management LLC is filed herein.

(e) Amended and Restated Combined Distribution Agreement, dated May 15, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

(f)     Not Applicable.

(g) Master Custodian Agreement, dated September 26, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

(h)     (1)     Administration Agreement among Registrant, The Munder Funds,
                Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc.
                and Munder Capital Management is filed herein.

        (2) Transfer Agency and Registrar Agreement, dated June 28, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

        (3) Form of Amendment dated February 4, 1997 to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

        (4) Form of Amendment dated May 6, 1997 to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 9 (cc) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

        (5) Amendment No. 1, dated June 1, 1998, to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

        (6) Amendment No. 3, dated June 1, 1998, to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

        (7) Amendment, dated March 16, 1999, to Transfer Agency and Registrar Agreement dated June 28, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 27, 1999.

     (8) Amendment, dated March 26, 1999, to Transfer Agency and Registrar Agreement dated June 28, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 27, 1999.

     (9) Amendment, dated October 1, 1999, to Transfer Agency and Registrar Agreement dated June 28, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 25, 2000.

     (10) Amendment, dated November 8, 2000, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

     (11) Amendment, dated September 5, 2001, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

     (12) Amendment, dated December 31, 2001, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.

     (13) Amendment, dated March 1, 2002, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.

     (14) Amendment, dated June 11, 2002, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.

(i) (1) Opinion and Consent of Counsel is incorporated by reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000310.

     (2)  Consent of Counsel is incorporated herein by reference to Exhibit
          (10)(b) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

(j) (1) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 25, 2000.

     (2) Certified Resolution is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 24, 2001.

     (3) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 24, 2001.

(k)  Not Applicable.

(l) Purchase Agreement between Registrant and Shearson Lehman Hutton Inc. dated November 13, 1989 is incorporated herein by reference to Exhibit (13) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 1, 1990.

(m) Amended and Restated Combined Distribution and Service Plan, dated August 13, 2002, is filed herein.

(n) Amended and Restated Multi-Class Plan, dated August 13, 2002, is filed herein.

(p) Code of Ethics, dated May 20, 2002, of the Registrant, Munder Capital Management, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Munder @Vantage Trust is filed herein.


Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

Indemnification of Registrant's principal underwriter against certain losses is provided for in Section V of the Amended and Restated Distribution Agreement incorporated herein by reference to Exhibit 6 (e) hereto. Indemnification of Registrant's Custodian is provided for, respectively, in Section 22 of the Custodian Agreement incorporated herein by reference as Exhibit 8(a) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition,
Section 9.3 of the Registrant's Agreement and Declaration of Trust incorporated herein by reference as Exhibit 1(a) hereto provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustees shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant's Agreement and Declaration of Trust, incorporated herein by reference as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26. Business and Other Connections of Investment Advisors

(a) Munder Capital Management performs investment advisory services for Registrant and other investment companies and institutional and individual investors.



        Name                        Position with Advisor
        Munder Group L.L.C.         Partner
        WAM Holdings, Inc.          Partner
        WAM Holdings II, Inc.       Partner
        Enrique Chang               Chief Investment Officer
        Paul T. Cook                Director, Technology Investing
        Elyse G. Essick             Vice President and Chief Marketing
                                    Officer
        Sharon E. Fayolle           Vice President and Director of Cash
                                    Management
        Peter K. Hoglund            Chief Administrative Officer
        Todd B. Johnson             Chief Executive Officer of World Asset
                                    Management,  a division of Munder
                                    Capital Management
        Anne K. Kennedy             Vice President and Director of Portfolio
                                    Management
        Beth Obear                  Director of Human Resources
        Peter G. Root               Vice President and Chief Investment Officer,
                                    Fixed Income
        James C. Robinson           Chairman and Chief Executive Officer
        Stephen J. Shenkenberg      Executive Vice President,  General Counsel,
                                    Chief Compliance Officer and
                                    Secretary

For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management, SEC File No. 801-48394.

Item 27. Principal Underwriters

(a) Funds Distributor, Inc. ("FDI"), is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:

                 GMO Trust
                 LaSalle Partners Funds, Inc.
                 LMCG Funds
                 Merrimac Series
                 Monetta Fund, Inc.
                 Monetta Trust
                 The Montgomery Funds I
                 The Montgomery Funds II
                 The Munder Framlington Funds Trust
                 The Munder Funds Trust
                 The Munder Funds, Inc.
                 National Investors Cash Management Fund, Inc.
                 Nomura Pacific Basin Fund, Inc.
                 The Saratoga Advantage Trust
                 Skyline Funds
                 TD Waterhouse Family of Funds, Inc.
                 TD Waterhouse Trust
                 UAM Funds, Inc.
                 UAM Funds, Inc. II
                 UAM Funds Trust

(b)
    Name and Principal                Position and Offices with                   Position and Offices
    Business Address*                 Funds Distributor, Inc.                     with Registrant
    -----------------                 -----------------------                     ---------------
    Lynn J. Mangum                    Director                                    None
    William J. Tomko                  President                                   None
    Kevin J. Dell                     Secretary                                   None
    Edward S. Forman                  Assistant Secretary                         None
    Dennis R. Sheehan                 Director/Treasurer                          None
    Donald W. Blodgett, Jr.           Financial Operations Officer                None
    Charles L. Booth                  Vice President/Assistant Compliance         None
                                      Officer
    Richard F. Frio                   Chief Compliance Officer/Executive          None
                                      Representative Supervising Principal
*60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not Applicable.

Item 28. Location of Accounts and Records

(1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor and administrator);

(2) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as distributor and sub-administrator);

(3) PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as transfer agent); and

(4) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as custodian and sub-administrator).

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 34 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 16th day of August, 2002.


THE MUNDER FUNDS TRUST
By:      */s/ James C. Robinson
          --------------------------
         James C. Robinson, President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                                         Title                        Date
----------                                         -----                        ----

*/s Charles W. Elliott                             Trustee                      August 16, 2002
 --------------------------
 Charles W. Elliott

*/s/ Joseph E. Champagne                           Trustee                      August 16, 2002
 --------------------------
Joseph E. Champagne

*/s/ Thomas D. Eckert                              Trustee                      August 16, 2002
 --------------------------
Thomas D. Eckert

*/s/ John Rakolta, Jr.                             Trustee                      August 16, 2002
 --------------------------
John Rakolta, Jr.

*/s/ David J. Brophy                               Trustee                      August 16, 2002
 --------------------------
David J. Brophy

*/s/ Michael T. Monahan                            Trustee                      August 16, 2002
 --------------------------
 Michael T. Monahan

*/s/ Arthur T. Porter                              Trustee                      August 16, 2002
 --------------------------
Arthur T. Porter

*/s/ James C. Robinson                             President                    August 16, 2002
 --------------------------
James C. Robinson                        (Principal Executive Officer)

*/s/ Cherie Ugorowski                              Treasurer                    August 16, 2002
 --------------------------
Cherie Ugorowski                 (Principal Financial and Accounting Officer)

* By:  /s/Stephen J. Shenkenberg
       -------------------------
       Stephen J. Shenkenberg
       as Attorney-in-Fact

                                  Exhibit Index

Exhibit
-------
99(a)(14)        Form of Certificate of Classification of Shares
99(b)            Amended and Restated By-Laws
99(d)(1)         Amended and Restated Investment Advisory Agreement
99(d)(3)         Amendment to Amended and Restated Investment Advisory Agreement
99(h)(1)         Administration Agreement
99(h)(12)        Amendment to Transfer Agency and Registrar Agreement
99(h)(13)        Amendment to Transfer Agency and Registrar Agreement
99(h)(14)        Amendment to Transfer Agency and Registrar Agreement
99(m)            Amended and Restated Combined Distribution and Service Plan
99(n)            Amended and Restated Multi-Class Plan
99(p)            Code of Ethics